UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments ...................................................   2

Statement of Assets and Liabilities .......................................   4

Statement of Operations ...................................................   5

Statement of Changes in Net Assets ........................................   6

Financial Highlights ......................................................   7

Notes to Financial Statements .............................................   8

Report of Independent Registered Public Accounting Firm ...................  12

Disclosure of Fund Expenses ...............................................  13

Trustees and Officers of The Advisors' Inner Circle Fund ..................  14

Notice to Shareholders ....................................................  18

                                                           AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS* (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                   48.8%
Banks                                   38.4%
Time Deposits                            8.8%
Medical Products                         4.0%

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
   FACE
  AMOUNT                                                              VALUE
  (000)                                                               (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) (28.2%)
--------------------------------------------------------------------------------
BANKS (24.2%)
--------------------------------------------------------------------------------
                BNP Paribas Finance
$   50,000         4.880%, 11/01/07                               $      50,000
                Caylon
    50,000         4.850%, 11/01/07                                      50,000
                Erste Financial Deleware LLC (B)
    50,000         4.850%, 11/01/07                                      50,000
                Nordbanken North America
    50,000         5.330%, 12/03/07                                      49,767
                San Paolo IMI SPA
    50,000         4.700%, 11/01/07                                      50,000
                Swedbank
    50,000         5.351%, 02/29/08                                      49,143
--------------------------------------------------------------------------------
                                                                        298,910
--------------------------------------------------------------------------------
MEDICAL PRODUCTS (4.0%)
--------------------------------------------------------------------------------
                Bristol Myers Squibb Company (B)
    49,243         4.720%, 11/01/07                                      49,243
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER
                (Cost $348,153)                                         348,153
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT                                                               VALUE
  (000)                                                                (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (14.0%)
--------------------------------------------------------------------------------
BANKS (14.0%)
--------------------------------------------------------------------------------
                Credit Industriel et Commercial
$   43,100         5.300%, 01/09/08                               $      43,089
                Credit Suisse First Boston
    20,000         5.405%, 06/09/08                                      20,000
                Fortis Bank
     9,000         5.225%, 12/28/07                                       9,000
                Rabobank Netherlands
    50,000         5.320%, 11/01/07                                      50,000
                Societe Generale
    50,000         5.120%, 11/01/07                                      50,000
--------------------------------------------------------------------------------
                TOTAL CERTIFICATES OF DEPOSIT
                (Cost $172,089)                                         172,089
--------------------------------------------------------------------------------
TIME DEPOSITS (8.8%)
--------------------------------------------------------------------------------
                Natexis Banques Popularies
    50,000         4.750%, 11/01/07                                      50,000
                Royal Bank of Scotland PLC
    58,430         4.900%, 11/01/07                                      58,430
--------------------------------------------------------------------------------
                TOTAL TIME DEPOSITS
                (Cost $108,430)                                         108,430
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT                                                              VALUE
  (000)                                                               (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (48.7%)
$  200,000         Abbey National North
                   America LLC
                   4.800%, dated 10/31/07,
                   to be repurchased on
                   11/01/07, repurchase price
                   $200,026,667 (collateralized
                   by U.S. Government
                   obligations, ranging in par
                   value $669,000-$20,000,000,
                   4.100%-6.000%, 11/1/07-
                   6/10/22; with total market
                   value $204,000,793)                            $     200,000
   200,000         Barclays Capital PLC
                   4.800%, dated 10/31/07,
                   to be repurchased on
                   11/01/07, repurchase price
                   $200,026,667 (collateralized
                   by U.S. Government
                   obligations, ranging in par
                   value $30,527,000-
                   $100,000,000 4.625%-
                   5.250%, 10/25/12-05/27/15;
                   with total market value
                   $204,000,061)                                        200,000
   200,000         Deutsche Bank
                   4.820%, dated 10/31/07, to
                   be repurchased on 11/01/07,
                   repurchase price
                   $200,026,778 (collateralized
                   by U.S. Government
                   obligations, ranging in par
                   value $461,000-$90,000,000
                   0.000%-6.000%, 03/30/09-
                   05/15/30 with total market
                   value $204,002,718)                                  200,000
--------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $600,000)                                           600,000
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS (99.7%)
              (Cost $1,228,672)+                                  $   1,228,672
--------------------------------------------------------------------------------

Percentages are based on net assets of $1,232,177 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2007 the value of these securities amounted to $99,243,000, representing 8.1% of the net assets of the Fund.

LLC -- Limited Liability Company
PLC -- Public Limited Company

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to its book cost.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $628,672)                           $     628,672
   Repurchase Agreements at value (Cost $600,000)                       600,000
   Cash                                                                      36
   Interest Receivable                                                    3,773
   Prepaid Expenses                                                          28
                                                                  -------------
   TOTAL ASSETS                                                       1,232,509
                                                                  -------------
LIABILITIES
   Payable due to Investment Adviser                                        170
   Payable due to Administrator                                              51
   Payable due to Distributor                                                13
   Chief Compliance Officer Fees Payable                                      3
   Payable due to Trustee                                                     2
   Other Accrued Expenses                                                    93
                                                                  -------------
   TOTAL LIABILITIES                                                        332
                                                                  -------------
NET ASSETS                                                        $   1,232,177
                                                                  =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                                $   1,232,199
   Distributions in Excess of Net Investment Income                          (4)
   Accumulated Net Realized Loss on Investments                             (18)
                                                                  -------------
NET ASSETS                                                        $   1,232,177
                                                                  =============
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A Shares
     ($1,169,431 / 1,169,487)                                     $        1.00
                                                                  =============
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class B Shares
     ($62,746 / 62,728)                                           $        1.00
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                $      67,394
                                                                  -------------
   Total Investment Income                                               67,394
                                                                  -------------

EXPENSES:
   Investment Advisory Fees                                               3,194
   Administration Fees                                                      583
   Distribution Fees(1)                                                     223
   Transfer Agent Fees                                                       89
   Custodian Fees                                                            58
   Professional Fees                                                         49
   Registration and Filing Fees                                              30
   Printing Fees                                                             27
   Chief Compliance Officer Fees                                             10
   Trustees' Fees                                                             8
   Insurance and Other Fees                                                  47
                                                                  -------------
   Total Expenses                                                         4,318
   Less:
   Waiver of Investment Advisory Fees                                    (1,278)
   Waiver of Administration Fees                                           (110)
   Waiver of Distribution Fees                                              (96)
                                                                  -------------
   Net Expenses                                                           2,834
                                                                  -------------
   Net Investment Income                                                 64,560
                                                                  -------------
   Net Realized Loss on Investments                                         (18)
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $      64,542
                                                                  =============

(1) Distribution fees are incurred by Class B shares only.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------

                                                                        2007            2006
------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $      64,560   $      65,737
   Net Realized Loss on Investments                                          (18)             --
                                                                   -------------   -------------
     Increase in Net Assets Resulting from Operations                     64,542          65,737
                                                                   -------------   -------------

DIVIDENDS:
   Net Investment Income
     Class A                                                             (61,400)        (62,622)
     Class B                                                              (3,100)         (3,179)
                                                                   -------------   -------------
   Total Dividends                                                       (64,500)        (65,801)
                                                                   -------------   -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                           77,790,702      77,923,288
     Reinvestment of Dividends                                            61,333          62,284
     Redeemed                                                        (77,876,230)    (78,120,484)
                                                                   -------------   -------------
        Net Decrease in Net Assets from Class A Share
           Transactions                                                  (24,195)       (134,912)
                                                                   -------------   -------------

   Class B
     Issued                                                               17,138          19,165
     Reinvestment of Dividends                                             3,072           3,177
     Redeemed                                                            (28,943)        (34,331)
                                                                   -------------   -------------
        Net Decrease in Net Assets from Class B Share
           Transactions                                                   (8,733)        (11,989)
                                                                   -------------   -------------
Net Decrease in Net Assets from Capital Share Transactions               (32,928)       (146,901)
                                                                   -------------   -------------
Total Decrease in Net Assets                                             (32,886)       (146,965)

NET ASSETS:
   Beginning of Period                                                 1,265,063       1,412,028
                                                                   -------------   -------------
   End of Period                                                   $   1,232,177   $   1,265,063
                                                                   =============   =============
Distributions in Excess of Net Investment Income                   $          (4)  $         (64)
                                                                   =============   =============

Amounts designated as "--" are $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,

                           NET                                                       NET
                          ASSET                             DIVIDENDS               ASSET
                          VALUE        NET        TOTAL     FROM NET                VALUE
                        BEGINNING  INVESTMENT     FROM     INVESTMENT    TOTAL       END      TOTAL
                        OF PERIOD    INCOME    OPERATIONS    INCOME    DIVIDENDS  OF PERIOD  RETURN+
                        ---------  ----------  ----------  ----------  ---------  ---------  -------

---------------------
AIG MONEY MARKET FUND
---------------------
CLASS A
   2007                  $ 1.00      $ 0.05      $ 0.05     $ (0.05)    $ (0.05)    $ 1.00    5.18%
   2006                    1.00        0.05        0.05       (0.05)      (0.05)      1.00    4.72
   2005                    1.00        0.03        0.03       (0.03)      (0.03)      1.00    2.73
   2004                    1.00        0.01        0.01       (0.01)      (0.01)      1.00    1.15
   2003                    1.00        0.01        0.01       (0.01)      (0.01)      1.00    1.07

CLASS B
   2007                  $ 1.00      $ 0.05      $ 0.05     $ (0.05)    $ (0.05)    $ 1.00    4.97%
   2006                    1.00        0.04        0.04       (0.04)      (0.04)      1.00    4.52
   2005                    1.00        0.02        0.02       (0.02)      (0.02)      1.00    2.53
   2004                    1.00        0.01        0.01       (0.01)      (0.01)      1.00    0.95
   2003                    1.00        0.01        0.01       (0.01)      (0.01)      1.00    0.77

                                                         RATIO        RATIO
                                NET                   OF EXPENSES    OF NET
                               ASSETS       RATIO     TO AVERAGE   INVESTMENT
                                END      OF EXPENSES   NET ASSETS    INCOME
                             OF PERIOD   TO AVERAGE   (EXCLUDING   TO AVERAGE
                               (000)     NET ASSETS     WAIVERS)   NET ASSETS
                             ----------  -----------  -----------  ----------

---------------------
AIG MONEY MARKET FUND
---------------------
CLASS A
   2007                      $1,169,431     0.21%        0.31%        5.05%
   2006                       1,193,586     0.22         0.32         4.61
   2005                       1,328,558     0.21         0.31         2.71
   2004                         829,783     0.08         0.33         1.13
   2003                         914,380     0.17         0.33         1.07

CLASS B
   2007                      $   62,746     0.41%        0.66%        4.88%
   2006                          71,477     0.42         0.67         4.41
   2005                          83,470     0.41         0.66         2.46
   2004                         100,552     0.28         0.68         0.93
   2003                         148,448     0.47         0.68         0.77

+ Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator.

Note (unaudited): The 7-day current and effective annualized yields, as of October 31, 2007, are: Class A shares 4.71% and 4.82%, respectively and Class B shares 4.51% and 4.61%, respectively.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION:

      THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

      The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

3.    TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

      A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

      The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

      The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $110,000 of Administration fees for the year ended October 31, 2007.

      The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

      AIG Equity Sales Corp., an indirect wholly owned subsidiary of American International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of Class B average daily net assets. The waiver is voluntary and may be terminated at any time.

      DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

      U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

      The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

more than 0.75% of the Fund's average daily net assets of Class B. For the year ended October 31, 2007, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.

6.    FEDERAL TAX INFORMATION:

      It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

      The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

      The tax character of dividends and distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

                                                  ORDINARY
                                                   INCOME
                                   YEAR            (000)
                                   ----           --------
                                   2007           $ 64,500
                                   2006             65,801

      As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

            Undistributed Ordinary Income .....................   $   5,304
            Capital Loss Carryforwards ........................         (18)
            Other Temporary Differences .......................      (5,308)
                                                                  ---------
            Total Accumulated Losses ..........................   $     (22)
                                                                  =========

      For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, there were $18,073 of capital loss carryforwards, which expire October, 2015. As of October 31, 2007, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

7.    ACCOUNTING PRONOUNCEMENTS:

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized,

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2007
--------------------------------------------------------------------------------

measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

      In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.    CONCENTRATION OF CREDIT RISK:

      The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2007, is as follows:

                            S & P             MOODY'S
                         (UNAUDITED)        (UNAUDITED)
                         -----------        -----------
                         A1+   79.8%        P1    86.7%
                         A1    20.2         A2    13.3
                              -----              -----
                              100.0%             100.0%
                              -----              -----

9.    OTHER:

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   SUBSEQUENT EVENT:

      On November 1, 2007, the Board approved the resolution to discontinue the Class B Distribution Plan. Effective December 1, 2007, the Plan was discontinued by the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AIG Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------
                                      BEGINNING   ENDING                EXPENSE
                                       ACCOUNT    ACCOUNT   ANNUALIZED   PAID
                                        VALUE      VALUE      EXPENSE   DURING
                                      05/01/07   10/31/07     RATIOS    PERIOD*
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00  $1,025.50     0.22%     $1.13
Class B+                               1,000.00   1,024.40     0.40       2.05

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00  $1,024.09     0.22%     $1.13
Class B+                               1,000.00   1,023.18     0.40       2.05
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 184/365 (to reflect the one-half year period shown).

+ Effective December 1, 2007, the Distribution Plan (the "Plan") disclosed in Note 4 was discontinued. Had the Plan been discontinued during the six month period ended October 31, 2007, the annualized expense ratio for Class B would have been 0.22% and the actual expenses paid and hypothetical expenses paid would have been $1.13 and $1.13, respectively.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                       TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,        HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
    AGE 1             THE TRUST    TIME SERVED 2         DURING PAST 5 YEARS             BOARD MEMBER       HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.            Chairman of    (Since 1991)    SEI employee 1974-present.               36            Trustee of The Advisors'
NESHER                the Board                     Currently performs various                             Inners Circle Fund II,
61 yrs. old          of Trustees                    services on behalf of SEI                              Bishop Street Funds, SEI
                                                    Investments for which Mr. Nesher                       Asset Allocation Trust,
                                                    is compensated. Executive Vice                         SEI Daily Income Trust,
                                                    President of SEI Investments,                          SEI Index Funds, SEI
                                                    1986-1994. Director and                                Institutional
                                                    Executive Vice President of the                        International Trust, SEI
                                                    Administrator and the                                  Institutional Investments
                                                    Distributor, 1981-1994.                                Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust, SEI Tax
                                                                                                           Exempt Trust, SEI
                                                                                                           Opportunity Master Fund,
                                                                                                           L.P., SEI Opportunity
                                                                                                           Fund, L.P., SEI Global
                                                                                                           Master Fund, PLC, SEI
                                                                                                           Global Assets Fund, PLC,
                                                                                                           SEI Global Investments
                                                                                                           Fund, PLC, SEI
                                                                                                           Investments Global,
                                                                                                           Limited, SEI
                                                                                                           Investments-Global Fund
                                                                                                           Services, Limited, SEI
                                                                                                           Investments (Europe)
                                                                                                           Ltd., SEI
                                                                                                           Investments-Unit Trust
                                                                                                           Management (UK) Limited,
                                                                                                           and SEI Global Nominee
                                                                                                           Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.           Trustee        (Since 1992)    Self-employed consultant since           36            Director of SEI
DORAN                                               2003. Partner, Morgan, Lewis &                         Investments Company and
1701 Market Street                                  Bockius LLP (law firm) from                            SEI Investments
Philadelphia, PA                                    1976-2003, counsel to the Trust,                       Distribution Co., SEI
19103                                               SEI Investments, the                                   Investments-Global Fund
67 yrs. old                                         Administrator and the                                  Services, Limited, SEI
                                                    Distributor. Director of SEI                           Investments (Europe),
                                                    Investments since 1974;                                Limited, SEI Investments
                                                    Secretary of SEI Investments                           (Asia) Limited, SEI Asset
                                                    since 1978.                                            Korea Co., Ltd., Trustee
                                                                                                           of The Advisors' Inner
                                                                                                           Circle Fund II, SEI
                                                                                                           Investments, SEI Asset
                                                                                                           Allocation Trust, SEI
                                                                                                           Daily Income Trust, SEI
                                                                                                           Index Funds, SEI
                                                                                                           Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust and SEI Tax
                                                                                                           Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                       TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,        HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
    AGE 1             THE TRUST    TIME SERVED 2         DURING PAST 5 YEARS             BOARD MEMBER       HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M.               Trustee      (Since 1994)    Attorney, Solo Practitioner              36            Trustee of The Advisors'
STOREY                                              since 1994. Partner, Dechert                           Inner Circle Fund II,
76 yrs. old                                         (law firm), September                                  Bishop Street Funds SEI
                                                    1987-December 1993.                                    Asset Allocation Trust,
                                                                                                           SEI Daily Income Trust,
                                                                                                           SEI Index Funds, SEI
                                                                                                           Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust, SEI Tax
                                                                                                           Exempt Trust and U.S.
                                                                                                           Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.              Trustee      (Since 1999)    Chief Executive Officer,                 36            Trustee, State Street
SULLIVAN, JR.                                       Newfound Consultants, Inc. since                       Navigator Securities
65 yrs. old                                         April 1997. General Partner,                           Lending Trust, since
                                                    Teton Partners, L.P., June                             1995. Trustee of The
                                                    1991-December 1996; Chief                              Fulcrum Trust. Trustee of
                                                    Financial Officer, Nobel                               The Advisors' Inner
                                                    Partners, L.P., March                                  Circle Fund II, Bishop
                                                    1991-December 1996; Treasurer                          Street Funds, SEI Asset
                                                    and Clerk, Peak Asset                                  Allocation Trust, SEI
                                                    Management, Inc., since 1991.                          Daily Income Trust, SEI
                                                                                                           Index Funds, SEI
                                                                                                           Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust, SEI Tax
                                                                                                           Exempt Trust, SEI
                                                                                                           Opportunity Master Fund,
                                                                                                           L.P., and SEI Opportunity
                                                                                                           Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.               Trustee      (Since 2005)    Self-Employed Legal and                  36            Trustee of The Advisors'
KRIKORIAN                                           Financial Services Consultant                          Inner Circle Fund II and
64 yrs. old                                         since 2003. State Street Bank                          Bishop Street Funds.
                                                    Global Securities and Cash
                                                    Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.             Trustee      (Since 2005)    Self-Employed Business                   36            Director, Crown Pacific,
CARLBOM                                             Consultant, Business Project                           Inc. and Trustee of The
73 yrs. old                                         Inc. since 1997. CEO and                               Advisors' Inner Circle
                                                    President, United Grocers Inc.                         Fund I and Bishop Street
                                                    from 1997 to 2000.                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.            Trustee      (Since 2005)    Retired.                                 36            Director, Federal
JOHNSON                                                                                                    Agricultural Mortgage
65 yrs. old                                                                                                Corporation. Trustee of
                                                                                                           The Advisors' Inner
                                                                                                           Circle Fund II and Bishop
                                                                                                           Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
                                       15

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                       TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND      OTHER DIRECTORSHIPS
NAME, ADDRESS,        HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD         HELD BY BOARD
    AGE 1             THE TRUST    TIME SERVED 2         DURING PAST 5 YEARS             MEMBER/OFFICER         MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.              President     (Since 2003)    Senior Operations Officer, SEI           N/A                    N/A
VOLK, CPA                                           Investments, Fund Accounting and
45 yrs. old                                         Administration (1996-present);
                                                    Assistant Chief Accountant for
                                                    the U.S. Securities and Exchange
                                                    Commission's Division of
                                                    Investment Management from
                                                    1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL               Controller    (Since 2005)    Director, SEI Investments, Fund          N/A                    N/A
LAWSON                and Chief                     Accounting since July 2005.
47 yrs. old           Financial                     Manager, SEI Investments AVP
                       Officer                      from April 1995 to February 1998
                                                    and November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL                 Chief       (Since 2006)    Director of Investment Product           N/A                    N/A
EMERY                 Compliance                    Management and Development at
44 yrs. old            Officer                      SEI Investments since February
                                                    2003. Senior Investment Analyst,
                                                    Equity team at SEI Investments
                                                    from March 2000 to February
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN                 Vice        (Since 2007)    Corporate Counsel of SEI since           N/A                    N/A
MEAD                  President                     2007; Associate, Stradley,
50 yrs. old             and                         Ronon, Stevens & Young
                      Secretary                     2004-2007; Counsel, ING Variable
                                                    Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------
JAMES                   Vice        (Since 2004)    Employed by SEI Investments              N/A                    N/A
NDIAYE                President                     Company since 2004. Vice
39 yrs. old             and                         President, Deutsche Asset
                      Assistant                     Management from 2003-2004.
                      Secretary                     Associate, Morgan, Lewis &
                                                    Bockius LLP from 2000-2003.
                                                    Counsel, Assistant Vice
                                                    President, ING Variable
                                                    Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                       TERM OF                                         IN THE ADVISORS'
                     POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,        HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
    AGE 1             THE TRUST    TIME SERVED 2         DURING PAST 5 YEARS                OFFICER            HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D.            Assistant     (Since 2000)    General Counsel, Vice President          N/A                    N/A
BARTO                   Vice                        and Assistant Secretary of SEI
39 yrs. old           President                     Investments Global Funds
                        and                         Services since 1999; Associate,
                      Assistant                     Dechert (law firm) from
                      Secretary                     1997-1999; Associate, Richter,
                                                    Miller & Finn (law firm) from
                                                    1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA                 Assistant     (Since 2006)    Vice President and Assistant             N/A                    N/A
ROSALA                  Vice                        Secretary of SEI Investments
33 yrs. old           President                     Management Corp. and SEI Global
                        and                         Funds Services since 2005.
                      Assistant                     Compliance Officer of SEI
                      Secretary                     Investments from 2001-2004.
                                                    Account and Product Consultant,
                                                    SEI Private Trust Company,
                                                    1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.               Vice        (Since 2007)    Corporate Counsel of SEI since           N/A                    N/A
GALLO                 President                     2007; Associate Counsel, ICMA
34 yrs. old             and                         Retirement Corporation
                      Assistant                     2004-2007; Federal Investigator,
                      Secretary                     U.S. Department of Labor
                                                    2002-2004; U.S. Securities and
                                                    Exchange Commission - Division
                                                    of Investment Management, 2003
------------------------------------------------------------------------------------------------------------------------------------
NICOLE               AML Officer    (Since 2005)    Assistant Vice President and AML         N/A                    N/A
WELCH                                               Compliance Officer of SEI
30 yrs. old                                         Investments since January 2005.
                                                    Compliance Analyst at TD
                                                    Waterhouse from January 2004 to
                                                    November 2004. Senior Compliance
                                                    Analyst at UBS Financial
                                                    Services from October 2002 to
                                                    January 2004. Knowledge
                                                    Management Analyst at
                                                    PricewaterhouseCoopers
                                                    Consulting from September 2000
                                                    to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                     ORDINARY                      QUALIFIED
                      INCOME           TOTAL       INTEREST
                   DISTRIBUTIONS   DISTRIBUTIONS   INCOME(1)
                   -------------   -------------   ---------
                      100.00%         100.00%       99.59%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

----------
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

================================================================================

INVESTMENT ADVISOR:

AIG GLOBAL INVESTMENT CORP.
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

SUB-DISTRIBUTOR:

AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NY 10270

ADMINISTRATOR:

SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:

MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

ERNST & YOUNG LLP
TWO COMMERCE SQUARE
SUITE 4000
2001 MARKET STREET
PHILADELPHIA, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-AR-005-1400

================================================================================

================================================================================

                                       AIG
                                MONEY MARKET FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2007

                                   [AIG LOGO]

                                   ADVISED BY
                           AIG GLOBAL INVESTMENT CORP.

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.